Related Party Balances and Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties	$ 17,417	$ 22,275
Allowance for credit loss	(521,007)	(521,007)
Aeneas Management Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		961
Charles Bathurst [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	3,595
Libra Sciences Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	521,007	521,007
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 3,595	$ 961